SCHEDULE OF BENEFIT OF INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
U.S. federal
Current
Deferred					(1,624,000)	(256,000)
State and local
Current
Deferred
Valuation allowance					1,624,000	256,000
Income Tax Provision (Benefit)